Restructuring and Productivity Initiatives (Details) (USD $) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 29, 2013	Dec. 28, 2014	Jun. 07, 2013	Apr. 29, 2012
Successor [Member]
Segment Reporting Information [Line Items]
Productivity charges	$ 410	$ 435
Restructuring Reserve [Roll Forward]
Beginning balance		108
2014 Restructuring and productivity initiatives		232
Cash payments		(261)
Ending balance	108	79
Successor [Member] | Severance and other severance related costs
Restructuring Reserve [Roll Forward]
Beginning balance		66
2014 Restructuring and productivity initiatives		175
Cash payments		(189)
Ending balance		53
Successor [Member] | Other exit costs
Restructuring Reserve [Roll Forward]
Beginning balance		42
2014 Restructuring and productivity initiatives		56
Cash payments		(72)
Ending balance		26
Successor [Member] | North America [Member]
Segment Reporting Information [Line Items]
Productivity charges	172	178
Successor [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Productivity charges	126	195
Successor [Member] | Asia/Pacific [Member]
Segment Reporting Information [Line Items]
Productivity charges	27	39
Successor [Member] | Latin America [Member]
Segment Reporting Information [Line Items]
Productivity charges	18	16
Successor [Member] | RIMEA [Member]
Segment Reporting Information [Line Items]
Productivity charges	4	4
Successor [Member] | Non-operating
Segment Reporting Information [Line Items]
Productivity charges	63	3
Predecessor [Member]
Segment Reporting Information [Line Items]
Productivity charges			6	205
Restructuring Reserve [Roll Forward]
Ending balance				55
Predecessor [Member] | North America [Member]
Segment Reporting Information [Line Items]
Productivity charges			0	78
Predecessor [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Productivity charges			4	59
Predecessor [Member] | Asia/Pacific [Member]
Segment Reporting Information [Line Items]
Productivity charges			2	66
Predecessor [Member] | Latin America [Member]
Segment Reporting Information [Line Items]
Productivity charges			0	3
Predecessor [Member] | RIMEA [Member]
Segment Reporting Information [Line Items]
Productivity charges			0	(2)
Predecessor [Member] | Non-operating
Segment Reporting Information [Line Items]
Productivity charges			$ 0	$ 1